----------------------------------------
                       Semiannual Report February 28, 1998
                    ----------------------------------------

                                   OPPENHEIMER

                                   Enterprise
                                      Fund

                                [Graphic Omitted]

                                     [LOGO]
                              OppenheimerFunds(SM)
                             THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 4 Fund Performance

 6 An Interview
   with the Fund's
   Manager

10 Statement of
   Investments

14 Statement of
   Assets and
   Liabilities

16 Statement of
   Operations

17 Statements of
   Changes in
   Net Assets

18 Financial Highlights

20 Notes to Financial
   Statements

27 Officers and
   Trustees

28 Information and
   Services

 Report highlights
--------------------------------------------------------------------------------

o The Asian economic crisis created concerns among investors regarding small companies. This was due to difficulties in Asia that spurred a renewed preference for large-cap companies that were perceived as less vulnerable. However, by the end of February, a degree of confidence had been restored, and small-cap stocks rallied.

o Our portfolio includes companies that primarily do business in the United States, where the economy is strong. For that reason, we believe that there is little cause for concern about falling demand from Asian customers or compe tition with Asian companies oper ating with devalued currencies.

o We expect 1998 to be a strong year for small company stocks. We are encouraged by a com bination of factors: attractive valuations in the small-cap sector, as well as the potential for higher, more stable earnings growth.

--------------------------------------------------------
 Cumulative Total Returns
--------------------------------------------------------

For the 6-Month Period
Ended 2/28/98

Class A
 Without                                 With
 Sales Chg.(1)                           Sales Chg.(2)

--------------------------------------------------------
 10.43%                                  4.08%
--------------------------------------------------------

Class B
 Without                                 With
 Sales Chg.(1)                           Sales Chg.(2)
--------------------------------------------------------
 9.96%                                   4.96%
--------------------------------------------------------

Class C
 Without                                 With
 Sales Chg.(1)                           Sales Chg.(2)

--------------------------------------------------------
 10.03%                                  9.03%
--------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(1). Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

(2). Class A returns include the current maximum initial sales charge of 5.75%. Class B returns include the applicable contingent deferred sales charge of 5%. Class C returns include the contingent deferred sales charge of 1%. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.25% service fee and 0.75% asset-based sales charge, and Class A shares are subject to an annual 0.25% service fee. * Oppenheimer Enterprise Fund *


2  Oppenheimer Enterprise Fund

[Photo omitted]
Bridget A. Macaskill
President
Oppenheimer
Enterprise Fund

 Dear shareholder,
--------------------------------------------------------------------------------

These have been very positive times for many American investors. The U.S. economy has continued to grow at a moderate pace, unemployment has fallen to its lowest level in 30 years and inflation has also fallen to a record low. In fact, long-term interest rates have fallen to their lowest level since the government began issuing 30-year Treasury bonds in 1977.

   What benefits does this provide to the average American? First, when unemployment levels are low, many individuals tend to feel a greater sense of job security and can command higher wages because there are fewer unemployed workers vying for their jobs. Second, many homeowners are opting to refinance their existing home mortgage loans and take advantage of lower financing rates. And third, because wages are increasing faster than the rate of inflation, a paycheck may stretch farther and investors, as consumers, are able to enjoy a higher level of disposable income. This extra income can be put to use in many ways, including allocating more money to investment opportunities.

   Some industry analysts have tempered such positive news by suggesting that if the rate of inflation falls any lower, it might actually trigger a period of deflation, where we see the prices of American goods and services decline. While lower prices may sound like positive news, in reality it isn't: When prices fall too low, it erodes the value of those goods to the producer. That is, when economic conditions force a decrease in the price of goods, companies have to sell more of those items in order to make the same amount of profit, which translates into greater difficulties for corporations to improve their bottom lines.

   At OppenheimerFunds, we do not believe we will see a period of deflation in the United States. The fundamental factors that have driven the U.S. market still appear to be in place: an economy that's in its eighth year of expansion with moderate growth, low unemployment, virtually no inflation and low interest rates. However, because of economic uncertainties in other parts of the world, particularly Asia, we expect to see slower growth for stocks in 1998 and a year in which double-digit returns from the equity markets are unlikely. It's also possible that we may see investors favor the fixed, more secure interest payments offered from the bond markets.

   In closing, we'd like to reassure you that as professional money managers, we continue to keep a watchful eye on these situations and are closely monitoring your fund's investments. In times like these, your financial advisor can be of invaluable assistance to you in helping review your financial plan and guide your investments accordingly.

   Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.


/s/ Bridget A. Macaskill

Bridget A. Macaskill
March 20, 1998


3  Oppenheimer Enterprise Fund

---------------------------------------
 Avg Annual Total Returns
---------------------------------------

For the Periods Ended 3/31/98(1)

Class A
            Since
 1 year     Inception

---------------------------------------
 54.14%     37.08%
---------------------------------------

Class B
            Since
 1 year     Inception

---------------------------------------
 57.33%     38.68%
---------------------------------------

Class C
            Since
 1 year     Inception

---------------------------------------
 61.37%     39.44%
---------------------------------------

 Performance update
--------------------------------------------------------------------------------

Oppenheimer Enterprise Fund performed very well, its Class A shares producing a cumulative total return, without sales charges, of 10.43% for the six-month period ended February 28, 1998.(2) The past six months have been an especially difficult period for small-cap stocks, primarily because investors tended to favor large-cap stocks whose earnings were considered more predictable. However, now that a certain degree of confidence has been restored because the Asian problem appears containable, stocks as a whole--and small stocks in particular--have begun to perform better. It is our belief that as investors become more confident, they'll consider small companies more readily.

Largest Industries(3)
--------------------------------------------------------------------------------

 Healthcare/Supplies &
 Services                      17.8%         Leisure & Entertainment     4.8%
--------------------------------------------------------------------------------

 Computer Software/Services    14.3          Oil-Integrated               4.4
--------------------------------------------------------------------------------
 Industrial Services           11.4          Healthcare/Drugs             3.7
--------------------------------------------------------------------------------
 Retail: Specialty              8.0          Electronics                  3.6
--------------------------------------------------------------------------------
 Telecommunications/                         Energy Services &
 Technology                     6.1          Producers                    3.3
--------------------------------------------------------------------------------

(1). Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A, B and C shares were first publicly offered on 11/7/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% since inception. Class C returns for the 1-year period include the contingent deferred sales charge of 1% for the 1-year result. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.25% service fee and 0.75% asset-based sales charge, and Class A shares are subject to an annual 0.25% service fee.


4  Oppenheimer Enterprise Fund

Portfolio Allocation(3)

[The following information was represented by a pie chart in the printed materials.]

[Graphic omitted]

o Stocks                90.5%
o Cash Equivalents       9.5

 Portfolio review
--------------------------------------------------------------------------------

Oppenheimer Enterprise Fund is for investors aggressively seeking long-term growth from high potential stocks.

What We Look For

o Companies between their start-up and emerging growth phases that we believe are poised for rapid growth.

o Currently, we emphasize companies with market capitalization of up to $200 million.

o Diversification in a variety of companies and industries to help lower the volatility of small- and micro-cap investments.

Top 10 Stock Holdings(3)
--------------------------------------------------------------------------------

 New Era of Networks, Inc.      3.4%      International Isotopes, Inc.  1.7%
--------------------------------------------------------------------------------
                                          Keystone Automotive
 Advance ParadigM, Inc.         2.8       Industries, Inc.              1.7
--------------------------------------------------------------------------------
 Engineering Animation, Inc.    2.8       Star Buffet, Inc.             1.7
--------------------------------------------------------------------------------
 Cal Dive International, Inc.   2.4       Symphonix Devices, Inc.       1.6
--------------------------------------------------------------------------------
 Party City Corp.               1.8       RDO Equipment Co., Cl. A      1.6
--------------------------------------------------------------------------------

(2). Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

(3). Portfolio is subject to change. Percentages are as of February 28, 1998 and are based on total market value of investments.


5  Oppenheimer Enterprise Fund

"Small U.S. companies tend to be less vulnerable to a slowdown in the Far East than many U.S. multinational exporters."

 An interview with your Fund's manager
--------------------------------------------------------------------------------

How did the Fund perform?

For the six-month period ended February 28, 1998, Oppenheimer Enterprise Fund's Class A shares produced a cumulative total return, without sales charges, of 10.43%.(1) As you know, the Fund emphasizes small companies that the manager believes have strong growth prospects. Companies of this type performed very well until mid-October of 1997, when concerns about economic turmoil in Asia led to a renewed preference for large-cap com panies that were perceived to be less vulnerable.

      However, as the end of the six-month period approached, some degree of confidence was restored that the Asian problem was containable, and stocks as a whole--and small stocks in particular--began doing better. When investors are more confident, they'll consider small companies more readily.

Would the Fund's performance continue to be adversely affected if Asia's economic problems last a long time?

We don't believe so. U.S. multinationals that produce goods related to Asia's growth--autos, commodities, computer hardware, construction equipment, tractors, etc.--are more likely to see their earnings impacted than small stocks and micro-cap stocks, which are less likely to derive sales from overseas markets. Our portfolio includes companies that primarily do business in the U.S., where the economy is strong. We don't believe we have to worry about falling demand from Asian customers who may no longer be able to afford to buy U.S. products.

(1). Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.


6  Oppenheimer Enterprise Fund

[Photo omitted]

Portfolio Management
Team (l to r)
Jay Tracey
(Portfolio Manager)
Paul LaRocco(2)

Nor do we believe we have to worry as much about competing against Asian companies with devalued currencies who can now sell their products at lower prices. In short, we believe small U.S. companies may do better than large-cap companies because U.S. small caps tend to be less vulnerable to a slowdown in the Far East than are many U.S. multinational exporters.

What other factors affected your performance?

Many companies in our portfolio are "anti-cyclical," meaning that their fortunes are less dependent upon the economy's strength than upon management talent. That's been a benefit for the Fund because many investors expect economic growth to decelerate in 1998 due to the problems in the Far East. For instance, healthcare stocks, which comprised nearly 18% of the portfolio at the end of February, are relatively immune to changes in economic growth rates.

   Technology has been a mixed story. As a whole, technology performed poorly during much of the six-month period. However, our emphasis on software rather than on hardware, such as semiconductors and equipment, was a plus. The hardware companies are much more exposed to problems in Asia because a greater percentage of their customers are there; in contrast, software com panies sell most of their products domestically.

(2). Paul LaRocco is no longer a member of this portfolio management team as of 3/15/98.


7  Oppenheimer Enterprise Fund

"While technology as a whole performed poorly during much of the six-month period..."

 An interview with your Fund's manager
--------------------------------------------------------------------------------

What stocks performed well during the six-month period?

In computer software, the stock of Engineering Animation, Inc., based in Ames, Iowa, performed very well. The company develops 3-D visual technology products that address the education, communication, entertainment and productivity needs of its customers. Historically, the company's software has found its way into electronic games. They've since developed more sophisticated software and recently won a large contract from Lockheed/Martin Marietta that helps Lockheed design airplanes. Instead of building an expensive prototype, an aerospace company can construct a model electronically and test it using engineering animation software. Engineering Animation has successfully transitioned from serving smaller less-lucrative markets to larger markets that are more sophisticated and more profitable. As a result, the stock is doing very well and we think there is potential for further appreciation.

   Another company that continues to do well is Party City Corp., based in Rockaway, New Jersey. Party City, which sells party supplies, is a "category killer," thoroughly dominating its market. Party City has a network of nearly 50 company-owned stores and more than 160 franchise stores throughout the U.S., Canada, Puerto Rico and Spain. The company stocks about 20,000 different items of inventory. For instance, while most supermarkets might only carry two brands of birthday napkins, Party City carries 20 selections. Party City is an excellent example of a stock that has continued to perform well for the Fund for quite a while now.


8  Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
"...our emphasis on software, rather than on hardware, was a plus."

Have there been any disappointments in the portfolio?

A few factors hurt our performance. As we said earlier, technology hardware has been a poor performer because of the Asian concerns. For example, one of our smaller holdings lost half of its value even though the company continues to meet earnings expectations. Fortunately, it has rebounded substantially in recent weeks.

   We've also had a smaller-than-average percentage of financial services companies in the portfolio, mainly because we thought they were expensive and were waiting for them to fall in price before increasing our exposure. However, the area has continued to report strong gains during the past six months and our limited exposure there hindered our overall performance. In addition, energy stocks, which comprise about 8% of the portfolio, had a weak fourth quarter in 1997 because of softness in commodity prices.

What is your outlook for the Fund?

We think that our segment of the market is very attractive. We like to compare our companies' growth rates with those of the Standard & Poor's 500 Index, a measure of larger U.S. companies. For 1998, expected earnings growth for the S&P 500 has slowed significantly. By contrast, the expected growth rate is much greater for smaller com panies, and the gap in growth rates appears to be widening. At the same time, the stock prices for small companies are generally quite attractive. Going forward, we believe these positive characteristics will only enhance the attractiveness of small-cap stocks.


9  Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Statement of Investments  February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
                                                    Shares          See Note 1
================================================================================
Common Stocks--89.8%
--------------------------------------------------------------------------------
Basic Materials--1.0%
--------------------------------------------------------------------------------
Chemicals--1.0%
ArQule, Inc.(1)                                      50,000         $  1,106,250
--------------------------------------------------------------------------------
Consumer Cyclicals--15.0%
--------------------------------------------------------------------------------
Autos & Housing--1.7%
Keystone Automotive Industries, Inc.(1)              90,000            1,906,875
--------------------------------------------------------------------------------
Leisure & Entertainment--4.8%
PJ America, Inc.(1)                                  60,000            1,027,500
--------------------------------------------------------------------------------
Schlotzsky's, Inc.(1)                                70,000            1,312,500
--------------------------------------------------------------------------------
Silver Diner, Inc.(1)(3)                             80,000              117,500
--------------------------------------------------------------------------------
Silver Diner, Inc.(1)(2)(3)                         750,000            1,046,484
--------------------------------------------------------------------------------
Star Buffet, Inc.(1)                                125,000            1,843,750
                                                                    ------------
                                                                       5,347,734

--------------------------------------------------------------------------------
Retail: General--0.6%
North Face, Inc. (The)(1)                            24,000              660,000
--------------------------------------------------------------------------------
Retail: Specialty--7.9%
Big Dog Holdings, Inc.(1)                           150,000              937,500
--------------------------------------------------------------------------------
Books-A-Million, Inc.(1)                            150,000              937,500
--------------------------------------------------------------------------------
CDnow, Inc.(1)                                       40,000              915,000
--------------------------------------------------------------------------------
National Vision Associates Ltd.(1)                  240,000            1,305,000
--------------------------------------------------------------------------------
New England Business Service, Inc.                   30,000              956,250
--------------------------------------------------------------------------------
Party City Corp.(1)                                  75,000            2,043,750
--------------------------------------------------------------------------------
RDO Equipment Co., Cl. A(1)                         100,000            1,750,000
                                                                    ------------
                                                                       8,845,000

--------------------------------------------------------------------------------
Consumer Non-Cyclicals--23.3%
--------------------------------------------------------------------------------
Education--1.9%
Bright Horizons, Inc.(1)                             50,000            1,075,000
--------------------------------------------------------------------------------
Career Education Corp.(1)                            50,000            1,081,250
                                                                    ------------
                                                                       2,156,250

--------------------------------------------------------------------------------
Healthcare/Drugs--3.7%
Boron, LePore & Associates, Inc.(1)                  50,000            1,675,000
--------------------------------------------------------------------------------
Ethical Holdings plc, Sponsored ADR(1)              500,000              500,000
--------------------------------------------------------------------------------
International Isotopes, Inc.(1)                     100,000            1,925,000
                                                                    ------------
                                                                       4,100,000


                         10 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Value
                                                    Shares          See Note 1
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--17.7%
Advance ParadigM, Inc.(1)                           100,000         $  3,062,500
--------------------------------------------------------------------------------
Autonomous Technologies Corp.(1)(2)                 200,000              940,000
--------------------------------------------------------------------------------
Coast Dental Services, Inc.(1)                       40,000              990,000
--------------------------------------------------------------------------------
Cornell Corrections, Inc.(1)                         80,000            1,680,000
--------------------------------------------------------------------------------
Dental Care Alliance, Inc.(1)                       100,000            1,100,000
--------------------------------------------------------------------------------
EP MedSystems, Inc.(1)(3)                           500,000              671,875
--------------------------------------------------------------------------------
HumaScan, Inc.(1)                                   116,000            1,421,000
--------------------------------------------------------------------------------
Lynx Therapeutics, Inc. (New)(1)(2)                  60,000              892,500
--------------------------------------------------------------------------------
Medical Manager Corp.(1)                             50,000            1,250,000
--------------------------------------------------------------------------------
Novoste Corp.(1)                                     50,000            1,481,250
--------------------------------------------------------------------------------
Ortivus AB, A Shares(1)                              13,700              484,248
--------------------------------------------------------------------------------
Ortivus AB, B Shares(1)                               7,000              257,043
--------------------------------------------------------------------------------
Photoelectron Corp.(1)                              100,000              712,500
--------------------------------------------------------------------------------
Priority Healthcare Corp., Cl. B(1)                  70,000            1,093,750
--------------------------------------------------------------------------------
Somnus Medical Technologies, Inc.(1)                100,000              900,000
--------------------------------------------------------------------------------
Superior Consultant Holdings Corp.(1)                35,000            1,290,625
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc.(1)                     70,000            1,531,250
                                                                    ------------
                                                                      19,758,541

--------------------------------------------------------------------------------
Energy--7.7%
--------------------------------------------------------------------------------
Energy Services & Producers--3.3%
Basin Exploration, Inc.(1)                           65,000            1,068,437
--------------------------------------------------------------------------------
Bolt Technology Corp.(1)                            150,000              909,375
--------------------------------------------------------------------------------
FX Energy, Inc.(1)                                  100,000              831,250
--------------------------------------------------------------------------------
Superior Energy Services, Inc.(1)                   100,000              887,500
                                                                    ------------
                                                                       3,696,562

--------------------------------------------------------------------------------
Oil-Integrated--4.4%
Cal Dive International, Inc.(1)                     100,000            2,700,000
--------------------------------------------------------------------------------
Dawson Geophysical Co.(1)                            40,000              685,000
--------------------------------------------------------------------------------
Magnum Hunter Resources, Inc.(1)                    150,000              712,500
--------------------------------------------------------------------------------
Miller Exploration Co.(1)                           100,000              812,500
                                                                    ------------
                                                                       4,910,000

--------------------------------------------------------------------------------
Financial--3.8%
--------------------------------------------------------------------------------
Banks--1.2%
First International Bancorp, Inc.                    90,000            1,395,000
--------------------------------------------------------------------------------
Diversified Financial--2.6%
American Capital Strategies Ltd.                     70,000            1,470,000
--------------------------------------------------------------------------------
Investors Financial Services Corp.                   30,000            1,410,000
                                                                    ------------
                                                                       2,880,000


                         11 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Value
                                                    Shares          See Note 1
--------------------------------------------------------------------------------
Industrial--14.0%
--------------------------------------------------------------------------------
Industrial Services--11.3%
A Consulting Team, Inc.(1)                          100,000         $  1,162,500
--------------------------------------------------------------------------------
Condor Technology Solutions, Inc.(1)                 90,000            1,400,625
--------------------------------------------------------------------------------
ImageMAX, Inc.(1)                                   200,000            1,650,000
--------------------------------------------------------------------------------
Marquee Group, Inc.(1)                              300,000            1,087,500
--------------------------------------------------------------------------------
NCO Group, Inc.(1)                                   37,500              946,875
--------------------------------------------------------------------------------
ONTRACK Data International, Inc.(1)                  80,000            1,330,000
--------------------------------------------------------------------------------
Rent-Way, Inc.(1)                                    50,000            1,225,000
--------------------------------------------------------------------------------
Stericycle, Inc.(1)                                 100,000            1,300,000
--------------------------------------------------------------------------------
U.S. Liquids, Inc.(1)                                60,000            1,080,000
--------------------------------------------------------------------------------
Unidigital, Inc.(1)                                 100,000              562,500
--------------------------------------------------------------------------------
Waste Industries, Inc.(1)                            50,000              881,250
                                                                    ------------
                                                                      12,626,250

--------------------------------------------------------------------------------
Manufacturing--2.7%
AstroPower, Inc.(1)                                 150,000            1,050,000
--------------------------------------------------------------------------------
Denali, Inc.(1)                                      80,000            1,250,000
--------------------------------------------------------------------------------
ITEQ, Inc.(1)                                        60,000              712,500
                                                                    ------------
                                                                       3,012,500

--------------------------------------------------------------------------------
Technology--25.0%
--------------------------------------------------------------------------------
Computer Hardware--1.2%
Powerhouse Technologies, Inc.(1)                    100,000            1,312,500
--------------------------------------------------------------------------------
Computer Software/Services--14.2%
Concord Communications, Inc.(1)                      60,000            1,725,000
--------------------------------------------------------------------------------
Engineering Animation, Inc.(1)                       50,000            3,062,500
--------------------------------------------------------------------------------
First Consulting Group, Inc.(1)                      60,000            1,125,000
--------------------------------------------------------------------------------
Integrated Measurement Systems, Inc.(1)              60,000              810,000
--------------------------------------------------------------------------------
Network Solutions, Inc., Cl. A(1)                    80,000            1,620,000
--------------------------------------------------------------------------------
New Era of Networks, Inc.(1)                        200,000            3,750,000
--------------------------------------------------------------------------------
TAVA Technologies, Inc.(1)                          175,000            1,476,563
--------------------------------------------------------------------------------
Tier Technologies, Inc.(1)                          100,000            1,362,500
--------------------------------------------------------------------------------
USWeb Corp.(1)                                       50,000              937,500
                                                                    ------------
                                                                      15,869,063

--------------------------------------------------------------------------------
Electronics--3.6%
Aeroflex, Inc.(1)                                   100,000            1,143,750
--------------------------------------------------------------------------------
ATMI, Inc.(1)                                        40,000            1,110,000
--------------------------------------------------------------------------------
Symphonix Devices, Inc.(1)                          130,000            1,755,000
                                                                    ------------
                                                                       4,008,750


                         12 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Value
                                                    Shares          See Note 1
--------------------------------------------------------------------------------
Telecommunications/Technology--6.0%
Advanced Radio Telecom Corp.(1)                     100,000         $  1,281,250
--------------------------------------------------------------------------------
Corsair Communications, Inc.(1)                      60,000            1,230,000
--------------------------------------------------------------------------------
Innova Corp.(1)                                      75,000            1,246,875
--------------------------------------------------------------------------------
Lightbridge, Inc.(1)                                 85,400            1,195,600
--------------------------------------------------------------------------------
Metro One Telecommunication, Inc.(1)                100,000            1,012,500
--------------------------------------------------------------------------------
PhoneTel Technologies, Inc.(1)                      350,000              809,375
                                                                    ------------
                                                                       6,775,600
                                                                    ------------
Total Common Stocks (Cost $82,967,475)                               100,366,875

                                                    Face
                                                    Amount
================================================================================
Repurchase Agreements--9.4%
--------------------------------------------------------------------------------
Repurchase agreement with Salomon Smith
Barney Holdings, Inc., 5.64%, dated 2/27/98,
to be repurchased at $10,504,935 on 3/2/98,
collateralized by U.S. Treasury Bonds,
9.875%-10.625%, 8/15/15-11/15/15, with a
value of $8,015,189, and U.S. Treasury Nts.,
4.75%-6%, 10/31/98-8/15/00, with a value
of $2,716,929 (Cost $10,500,000)                $10,500,000           10,500,000
--------------------------------------------------------------------------------
Total Investments, at Value (Cost $93,467,475)         99.2%         110,866,875
--------------------------------------------------------------------------------
Other Assets Net of Liabilities                         0.8              934,179
                                                     ------         ------------
Net Assets                                            100.0%        $111,801,054
                                                     ======         ============

(1). Non-income producing security.

(2). Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.

(3). Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and, is or was an affiliate as defined in the Investment Company Act of 1940, at or during the period ended February 28, 1998. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 1998, amounts to $1,835,859. Transactions during the period in which the issuer was an affiliate are as follows:

                     Shares            Gross       Gross       Shares
                     August 31, 1997   Additions   Reductions  February 28, 1998
--------------------------------------------------------------------------------
EP MedSystems, Inc.  100,000           400,000     --          500,000
--------------------------------------------------------------------------------
Silver Diner, Inc.   130,000           700,000     --          830,000

See accompanying Notes to Financial Statements.


                         13 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $90,853,475)                         $ 109,031,016
Affiliated companies (cost $2,614,000)                                1,835,859
--------------------------------------------------------------------------------
Cash                                                                    107,137
--------------------------------------------------------------------------------
Receivables:
Investments sold                                                        651,478
Shares of beneficial interest sold                                      366,647
Interest and dividends                                                    3,290
--------------------------------------------------------------------------------
Deferred organization costs--Note 1                                      19,140
--------------------------------------------------------------------------------
Other                                                                     6,719
                                                                  -------------
Total assets                                                        112,021,286

================================================================================
Liabilities
Payables and other liabilities:
Shareholder reports                                                      54,493
Shares of beneficial interest redeemed                                   50,735
Trustees' fees--Note 1                                                   46,522
Distribution and service plan fees                                       35,773
Transfer and shareholder servicing agent fees                            11,808
Legal and auditing fees                                                   5,888
Custodian fees                                                            4,080
Other                                                                    10,933
                                                                  -------------
Total liabilities                                                       220,232

================================================================================
Net Assets                                                        $ 111,801,054
                                                                  =============

================================================================================
Composition of Net Assets
Paid-in capital                                                   $  90,237,204
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (610,742)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                         4,775,192
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies             17,399,400
                                                                  -------------
Net assets                                                        $ 111,801,054
                                                                  =============


                         14 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $67,846,489 and 3,937,216
shares of beneficial interest outstanding)                                $17.23
Maximum offering price per share (net asset value
plus sales charge of 5.75% of offering price)                             $18.28

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net assets
of $36,797,080 and 2,176,716 shares of beneficial
interest outstanding)                                                     $16.90

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge) and
offering price per share (based on net assets of
$7,157,485 and 423,559 shares of beneficial
interest outstanding)                                                     $16.90

See accompanying Notes to Financial Statements.


                         15 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Investment Income
Interest                                                           $    284,434
--------------------------------------------------------------------------------
Dividends                                                                24,844
                                                                   ------------
Total income                                                            309,278

================================================================================
Expenses
Management fees--Note 4                                                 369,323
--------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                  65,260
Class B                                                                 157,799
Class C                                                                  32,901
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                   166,395
--------------------------------------------------------------------------------
Shareholder reports                                                      42,053
--------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                      21,166
--------------------------------------------------------------------------------
Legal and auditing fees                                                  13,569
--------------------------------------------------------------------------------
Registration and filing fees                                              8,066
--------------------------------------------------------------------------------
Custodian fees and expenses                                               4,395
--------------------------------------------------------------------------------
Insurance expenses                                                        2,548
--------------------------------------------------------------------------------
Other                                                                     3,617
                                                                   ------------
Total expenses                                                          887,092

===============================================================================
Net Investment Loss                                                    (577,814)

===============================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on investments                                     10,919,954
--------------------------------------------------------------------------------

Net change in unrealized appreciation or depreciation on:
Investments                                                          (1,103,410)
Translation of assets and liabilities
denominated in foreign currencies                                       (14,742)
                                                                    -----------
Net change                                                           (1,118,152)
                                                                    -----------
Net realized and unrealized gain                                      9,801,802

===============================================================================
Net Increase in Net Assets Resulting from Operations                $ 9,223,988
                                                                    ===========

See accompanying Notes to Financial Statements


                         16 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 Six Months Ended   Year Ended
                                                 February 28,       August 31,
                                                 1998 (Unaudited)      1997
================================================================================
Operations
Net investment loss                              $    (577,814)   $    (992,965)
--------------------------------------------------------------------------------
Net realized gain                                   10,919,954        5,153,073
--------------------------------------------------------------------------------
Net change in unrealized appreciation
or depreciation                                     (1,118,152)       7,605,620
                                                 -------------    -------------
Net increase in net assets resulting
from operations                                      9,223,988       11,765,728

================================================================================
Distributions to Shareholders Distributions
from net realized gain:
Class A                                             (4,786,062)      (2,947,210)
Class B                                             (2,598,726)      (1,406,497)
Class C                                               (542,632)        (317,008)

================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting
from beneficial interest
transactions--Note 2:
Class A                                             14,407,914        3,467,955
Class B                                             10,659,769        3,163,980
Class C                                              1,472,619          364,697

================================================================================
Net Assets
Total increase                                      27,836,870       14,091,645
--------------------------------------------------------------------------------
Beginning of period                                 83,964,184       69,872,539
                                                 -------------    -------------
End of period (including accumulated net
investment loss of $610,742 and
$32,928, respectively)                           $ 111,801,054    $  83,964,184
                                                 =============    =============

See accompanying Notes to Financial Statements.


                         17 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                      Class A
                                                      ----------------------------------------------------
                                                      Six Months
                                                      Ended
                                                      February 28,
                                                      1998                    Year Ended August 31,
                                                      (Unaudited)             1997             1996(1)
----------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $16.98              $15.48           $10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                         (.08)               (.09)            (.05)
Net realized and unrealized gain                            1.70                2.66             5.53
                                                          ------              ------           ------
Total income from investment operations                     1.62                2.57             5.48

----------------------------------------------------------------------------------------------------------
Distributions from net realized gain                       (1.37)              (1.07)              --
                                                          ------              ------           ------
Total dividends and distributions to shareholders          (1.37)              (1.07)              --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $17.23              $16.98           $15.48
                                                          ======              ======           ======
----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(2)                        10.43%              17.88%           54.80%

----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                 $67,846             $52,455          $44,421
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $60,931             $42,895          $30,655
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment loss                                        (0.87)%(3)          (1.18)%          (0.59)%(3)
Expenses                                                    1.50%(3)            1.50%            1.66%(3)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                  82.1%              142.4%           155.6%
Average brokerage commission rate(5)                     $0.0576             $0.0642          $0.0579

(1). For the period from November 7, 1995 (commencement of operations) to August 31, 1996.

(2). Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3). Annualized.


                         18 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Class B
                                                     ------------------------------------------------------
                                                     Six Months
                                                     Ended
                                                     February 28,
                                                     1998                       Year Ended August 31,
                                                     (Unaudited)                1997            1996(1)
--------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                       $16.75              $15.39           $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                          (.09)               (.18)            (.14)
Net realized and unrealized gain                             1.61                2.61             5.53
                                                           ------              ------           ------
Total income from investment operations                      1.52                2.43             5.39

--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                        (1.37)              (1.07)              --
                                                           ------              ------           ------
Total dividends and distributions to shareholders           (1.37)              (1.07)              --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $16.90              $16.75           $15.39
                                                           ======              ======           ======
--------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(2)                          9.96%              17.03%           53.90%

--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                  $36,797             $25,856          $20,606
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $31,882             $20,410          $14,123
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment loss                                         (1.65)%(3)          (1.96)%          (1.37)%(3)
Expenses                                                     2.28%(3)            2.27%            2.44%(3)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                   82.1%              142.4%           155.6%
Average brokerage commission rate(5)                      $0.0576             $0.0642          $0.0579

                                                 Class C
                                                 -------------------------------------------------
                                                 Six Months
                                                 Ended
                                                 February 28,
                                                 1998                       Year Ended August 31,
                                                 (Unaudited)                1997             1996(1)
--------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                   $16.74              $15.39           $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                      (.11)               (.18)            (.14)
Net realized and unrealized gain                         1.64                2.60             5.53
                                                       ------              ------           ------
Total income from investment operations                  1.53                2.42             5.39
                                                                                      ------------
--------------------------------------------------------------------------------------------------
Distributions from net realized gain                    (1.37)              (1.07)              --
                                                       ------              ------           ------
Total dividends and distributions to shareholders       (1.37)              (1.07)              --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                         $16.90              $16.74           $15.39
                                                       ======              ======           ======
--------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(2)                     10.03%              16.97%           53.90%

--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $7,157              $5,653           $4,846
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $6,643              $4,539           $3,472
--------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment loss                                     (1.65)%(3)          (1.96)%          (1.35)%(3)
Expenses                                                 2.28%(3)            2.27%            2.43%(3)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                               82.1%              142.4%           155.6%
Average brokerage commission rate(5)                  $0.0576             $0.0642          $0.0579

(4). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1998 were $81,978,906 and $73,908,048, respectively.

(5). Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.


                         19 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

          The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                         20 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 1998, a provision of $15,342 was made for the Fund's projected benefit obligations and payments of $3,017 were made to retired trustees, resulting in an accumulated liability of $45,254, at February 28, 1998.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Organization Costs. The Manager advanced $25,237 for organization and start-up costs of the Fund. Such expenses are being amortized over a five-year period from the date operations commenced. In the event that all or part of the Manager's initial investment in shares of the Fund is withdrawn during the amortization period, the redemption proceeds will be reduced to reimburse the Fund for any unamortized expenses, in the same ratio as the number of shares redeemed bears to the number of initial shares outstanding at the time of such redemption.


                         21 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)

Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         22 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  Six Months Ended February 28, 1998  Year Ended August 31, 1997
                                  ----------------------------------  --------------------------
                                  Shares       Amount                 Shares        Amount
--------------------------------------------------------------------------------------------------
Class A:
Sold                              950,419    $ 16,581,073              852,726      $ 12,879,046
Distributions reinvested          295,138       4,571,585              193,503         2,765,162
Redeemed                         (397,503)     (6,744,744)            (827,440)      (12,176,253)
                                  -------    ------------              -------      ------------
Net increase                      848,054    $ 14,407,914              218,789      $  3,467,955
                                  =======    ============              =======      ============
------------------------------------------------------------------------------------------------
Class B:
Sold                              632,576    $ 10,808,426              388,682      $  5,860,950
Distributions reinvested          159,531       2,428,061               93,212         1,320,815
Redeemed                         (159,432)     (2,576,718)            (276,877)       (4,017,785)
                                  -------    ------------              -------      ------------
Net increase                      632,675    $ 10,659,769              205,017      $  3,163,980
                                  =======    ============              =======      ============
------------------------------------------------------------------------------------------------
Class C:
Sold                              106,819     $ 1,841,535               93,376      $  1,411,388
Distributions reinvested           33,204         505,369               20,665           292,614
Redeemed                          (54,180)       (874,285)             (91,264)       (1,339,305)
                                  -------    ------------              -------      ------------
Net increase                       85,843     $ 1,472,619               22,777      $    364,697
                                  =======    ============              =======      ============

================================================================================
3. Unrealized Gains and Losses on Investments

At February 28, 1998, net unrealized appreciation on investments of $17,399,400 was composed of gross appreciation of $22,707,020, and gross depreciation of $5,307,620.


                         23 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

          For the six months ended February 28, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $199,741, of which $58,010 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $287,410 and $11,826, respectively, of which $20,910 was paid to an affiliated broker/dealer for Class B. During the six months ended February 28, 1998, OFDI received contingent deferred sales charges of $23,874 upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

          OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

          Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

          The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended February 28, 1998, OFDI paid $2,615 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                         24 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended February 28, 1998, OFDI retained $128,014 and $8,735, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At February 28, 1998, OFDI had incurred excess distribution and servicing costs of $816,007 for Class B and $63,708 for Class C.

--------------------------------------------------------------------------------
5. Illiquid and Restricted Securities

At February 28, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at February 28, 1998 was $2,878,984, which represents 2.58% of the Fund's net assets, of which $1,986,484 is considered restricted. Information concerning restricted securities is as follows:

                                                                  Valuation
                                                       Cost       Per Unit as of
Security                          Acquisition Date     Per Unit   Feb. 28, 1998
--------------------------------------------------------------------------------
Autonomous Technologies Corp.     6/12/97              $3.00              $4.70
--------------------------------------------------------------------------------
Silver Diner, Inc.                7/10/96-1/14/98       1.37-5.50          1.40


                         25 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (continued)
--------------------------------------------------------------------------------

================================================================================
6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

          The Fund had no borrowings outstanding during the six months ended February 28, 1998.


                         26 Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Oppenheimer Enterprise Fund
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees   Leon Levy, Chairman of the Board of Trustees
                        Donald W. Spiro, Vice Chairman of the Board of Trustees
                        Bridget A. Macaskill, Trustee and President
                        Robert G. Galli, Trustee
                        Benjamin Lipstein, Trustee
                        Elizabeth B. Moynihan, Trustee
                        Kenneth A. Randall, Trustee
                        Edward V. Regan, Trustee
                        Russell S. Reynolds, Jr., Trustee
                        Pauline Trigere, Trustee
                        Clayton K. Yeutter, Trustee
                        Jay W. Tracey, III, Vice President
                        George C. Bowen, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Andrew J. Donohue, Secretary
                        Robert G. Zack, Assistant Secretary


================================================================================
Investment Advisor      OppenheimerFunds, Inc.

================================================================================
Distributor             OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and            OppenheimerFunds Services
Shareholder
Servicing Agent

================================================================================
Custodian of            The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors    KPMG Peat Marwick LLP

================================================================================
Legal Counsel           Gordon Altman Butowsky Weitzen Shalov & Wein

                        The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                        This is a copy of a report to shareholders of Oppenheimer Enterprise Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Enterprise Fund. For material information concerning the Fund, see the Prospectus.

                        Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                         27 Oppenheimer Enterprise Fund

Internet
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information. Online
transactions now available

---------------------------------------
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                                     Distributor, Inc.

RS0885.001.0298  April 29, 1998